Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Share
Schedule of earnings per share

€ millions, unless otherwise stated	2022	2021	2020
Profit attributable to equity holders of SAP SE	2,284	5,256	5,145
Issued ordinary shares[1]	1,229	1,229	1,229
Effect of treasury shares[1]	-58	-49	-46
Weighted average shares outstanding, basic[1]	1,170	1,180	1,182
Dilutive effect of share-based payments[1]	5	0	0
Weighted average shares outstanding, diluted[1]	1,175	1,180	1,182
Earnings per share, basic, attributable to equity holders of SAP SE (in €)	1.95	4.46	4.35
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)	1.94	4.46	4.35

[1] Number of shares in millions